Note 1 - Corporate Information and Group Structure	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Corporate Information and Group Structure

Note 1. Corporate Information and Group Structure

Opera is a user-centric and innovative software company focused on enabling the best possible internet browsing experience across all devices. People use the Opera browsers for their unique and secure features on their mobile phones and desktop computers. Opera generates revenue from selling advertising placements and when users of its web browsers make searches using the integrated search and address bar.

The chart below provides an overview of the corporate structure of the Opera group, comprising Opera Limited (the “Company” or the “Parent”) and its subsidiaries (collectively, “Opera” or the “Group”):

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(1)
0.01% is held by another Opera group entity.
(2)
30% is held by a nominee shareholder.

In addition to the subsidiaries outlined above, Opera has minority investments in unconsolidated entities (see Note 11).

The Company’s chairman and chief executive officer, who has been identified as Opera’s chief operating decision maker, reviews operating results at the aggregate level of Opera as a whole, and therefore Opera has only one operating segment.

Opera Limited is an exempted company under the laws of the Cayman Islands. Its registered office is Maples Corporate Services Limited, PO Box 309, Ugland House, Grand Cayman, KY1- 1104, Cayman Islands. The address of the principal executive office is Vitaminveien 4, 0485 Oslo, Norway.

The Company has American depositary shares (“ADSs”) listed on the Nasdaq Global Select Market, trading under the “OPRA” ticker symbol. Following a two-to-one consolidation of ordinary shares in December 2024 and a concurrent change in the ratio of ordinary shares to ADSs, each ADS represents one ordinary share in the Company. All share counts and per share amounts in these consolidated financial statements have been retrospectively adjusted to reflect the share consolidation. As of December 31, 2024, the total number of ordinary shares in the Company authorized for issue was 250,000,000, of which 88,480,154 were outstanding. Each ordinary share has a par value of $0.0002.